Cash and Cash Equivalents - Disclosure of Cash and Cash Equivalents (Detail) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of cash and cash equivalents [line items]
Cash on hand	$ 420	$ 360
Cash at bank	12,793,272	3,735,995
Cash on deposit	13,528,355	12,831,627
Cash and cash equivalents	$ 26,322,047	$ 16,567,982	$ 23,475,521	$ 12,236,974